Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Jan. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Cost	$ 183	$ 2,522
Gross unrealized gains	136	713
Gross unrealized losses	29	73
Fair value	290	3,162
Common shares [member]
Disclosure of financial assets [line items]
Cost	183	2,522
Gross unrealized gains	136	713
Gross unrealized losses	29	73
Fair value	$ 290	$ 3,162